Loan Receivable (Tables)	6 Months Ended
Apr. 30, 2026
Loan Receivable [Abstract]
Schedule of Loan Receivable

The loan receivable consisted of the following as of April 30, 2026 and October 31, 2025:

	April 30,	October 31,
	2026	2025
Principal advanced	$28,562	$-
Less: allowance for credit losses	(857)	-
Loan receivable, net	$27,705	$-